UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

8044 Montgomery Road, Ste. 555 Cincinnati, Ohio	45236
(Address of principal executive offices)	(Zip code)

Gary J. Madich

8044 Montgomery Road, Ste. 555

Cincinnati, Ohio 45236

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (513) 985-3200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

Pacholder High Yield Fund, Inc.

Schedule of Portfolio Investments as of September 30, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders

September 30, 2007 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets *
CORPORATE DEBT SECURITIES — 125.0%
AEROSPACE — 4.7%
American Airlines, Inc., Collateral Trust Notes,
10.18%, 1/2/13	$1,300	$1,293,712	1.0%
American Airlines, Inc., Pass Thru Cert,
7.379%, 5/23/16	590	550,076	0.4
American Airlines, Inc., Private Placement, Notes,
3.363%, 10/18/09 [9]	749	704,498	0.6
10.32%, 7/30/14 [2]	750	735,000	0.6
Continental Airlines, Inc., Pass Thru Cert,
9.798%, 4/1/21 [10]	1,862	1,983,437	1.6
Continental Airlines, Inc., Unsubordinated,
8.75%, 12/1/11 [6]	250	240,000	0.2
Delta Air Lines, Inc.,
8.30%, 12/15/29 [1,4,6]	1,500	86,250	0.1
Delta Air Lines, Inc.,
10.125%, 5/15/10 [1,4]	500	27,500	0.0
United AirLines, Inc., FRN, Private Placement, Nt,
7.64%, 7/2/14 [2]	200	189,000	0.1
United AirLines, Inc., Private Placement, Nt,
7.336%, 7/2/19 [2]	100	96,000	0.1

		5,905,473	4.7
CHEMICALS — 3.4%
MacDermid, Inc., Private Placement,
9.50%, 4/15/17 [2]	125	120,625	0.1
Mosaic Co., (The), Private Placement, Sr Nt,
7.375%, 12/1/14 [2,6]	125	131,250	0.1
7.625%, 12/1/16 [2]	125	133,281	0.1
PolyOne Corp., Nt,
8.875%, 5/1/12 [6,10]	625	2,446,250	2.0
Sterling Chemicals, Inc., Private Placement,
10.25%, 4/1/15 [2]	850	871,250	0.7
Terra Capital, Inc., Series B, Sr Nt,
7.00%, 2/1/17	525	511,875	0.4

		4,214,531	3.4
CONSUMER PRODUCTS — 3.2%
Broder Bros. Co., Series B, Sr Nt,
11.25%, 10/15/10 [10]	1,835	1,596,450	1.3
Cooper Cos, Inc. (The),
7.125%, 2/15/15	500	492,500	0.4
Hanesbrands, Inc., FRN, Sr Nt,
8.784%, 12/15/14	500	497,500	0.4
Jarden Corp.,
7.50%, 5/1/17 [6]	50	48,375	0.0
Spectrum Brands, Inc., Sr Nt,
7.375%, 2/1/15 [6]	1,700	1,309,000	1.1
Westpoint Stevens, Inc., Sr Nt,
7.875%, 6/15/05 [1,3,4,9]	1,000	—	0.0

		3,943,825	3.2
ENERGY — 7.2%
Allis-Chalmers Energy, Inc., Sr Nt,
9.00%, 1/15/14	750	755,625	0.6
Bristow Group, Inc., Co Guar,
6.125%, 6/15/13	250	242,500	0.2
Chart Industries, Inc., Sr Sub Nt,
9.125%, 10/15/15	1,400	1,449,000	1.2
El Paso Corp., Sr Nt,
6.875%, 6/15/14 [6]	150	151,386	0.1
El Paso Performance-Linked Trust, Private Placement, Sr Nt,
7.75%, 7/15/11 [2]	500	513,645	0.4

Encore Acquisition Co., Sr Nt,
6.00%, 7/15/15 [10]	1,000	902,500	0.7
OPTI Canada, Inc., (Canada), Private Placement, Co Guar,
8.25%, 12/15/14 [2]	1,180	1,188,850	0.9
PHI, Inc., Co Guar,
7.125%, 4/15/13	783	751,680	0.6
Pride International, Inc., Sr Nt,
7.375%, 7/15/15	200	205,000	0.2
Range Resources Corp., Sr Sub Nt,
7.50%, 5/15/16	350	357,000	0.3
Seitel Inc., Private Placement,
9.75%, 2/15/14	400	378,000	0.3
Swift Energy Co., Sr Nt,
7.125%, 6/1/17	1,510	1,430,725	1.1
Williams Partners LP/Williams Partners Finance Corp., Sr Nt,
7.25%, 2/1/17	250	255,000	0.2
W&T Offshore, Inc., Private Placement, Sr Nt,
8.25%, 6/15/14 [2]	500	481,250	0.4

		9,062,161	7.2
FINANCE — 4.4%
ACE Cash Express, Inc., Private Placement, Sr Nt,
10.25%, 10/1/14 [2]	1,000	1,002,500	0.8
Countrywide Financial Corp.,
6.25%, 5/15/16 [6]	275	248,865	0.2
Crum and Forster Holdings Corp., Private Placement,
7.75%, 5/1/17	600	570,000	0.4
GMAC LLC,
6.625%, 5/15/12 [10]	250	233,276	0.2
8.00%, 11/1/31	1,000	981,082	0.8
Harland Clarke Holdings Corp.,
9.50%, 5/15/15	250	223,125	0.2
HUB International Holdings, Inc., Private Placement,
9.00%, 12/15/14 [2]	500	480,000	0.4
10.25%, 6/15/15 [2]	500	465,000	0.3
Thornburg Mortgage, Inc., Sr Nt,
8.00%, 5/15/13 [10]	1,550	1,360,125	1.1

		5,563,973	4.4
FOOD & DRUG — 0.6%
Rite Aid Corp., Debentures,
7.50%, 3/1/17	100	94,125	0.1
8.625%, 3/1/15	250	226,250	0.2
Rite Aid Corp., Private Placement,
9.375%, 12/15/15 [2]	400	372,000	0.3

		692,375	0.6
FOOD & TOBACCO — 8.9%
Alliance One International, Inc., Nt,
11.00%, 5/15/12 [10]	2,400	2,550,000	2.0
12.75%, 11/15/12 [6]	150	160,875	0.1
Chiquita Brands International, Inc., Sr Nt,
8.875%, 12/1/15 [6]	2,699	2,429,100	2.0
Cosan S.A. Industria e Comercio (Brazil), Private Placement, Sr Nt,
9.00%, 11/1/09 [2]	300	316,500	0.3
Eurofresh, Inc., Private Placement, Nt,
11.50%, 1/15/13 [2,6]	2,750	2,365,000	1.9
Golden State Foods Corp., Private Placement, Sr Sub Nt,
9.24%, 1/10/12 [2,8,9]	1,550	1,573,250	1.3
National Beef Packaging Co. LLC/NB Finance Corp., Sr Nt,
10.50%, 8/1/11 [10]	500	507,500	0.4
OSI Restaurant Partners, Inc., Private Placement,
10.00%, 6/15/15 [2,6]	300	265,500	0.2
Pilgrim's Pride Corp., Debentures,
8.375%, 5/1/17 [6]	150	153,000	0.1
Southern States Coop, Inc., Private Placement, Sr Nt,
10.50%, 11/1/10 [2,6]	750	772,500	0.6
Tom's Foods, Inc., Sr Nt,
10.50%, 11/1/04 [1,4,9]	907	9,068	0.0

		11,102,293	8.9

FOREST PRODUCTS & CONTAINERS — 8.7%
Abitibi-Consolidated Co. of Canada, Sr Nt,
8.375%, 4/1/15 [6]	870	632,925	0.5
Ainsworth Lumber Co., Ltd. (Canada), Sr Nt,
6.75%, 3/15/14 [6]	2,160	1,388,725	1.2
Berry Plastics Holding Corp., Nt,
8.875%, 9/15/14 [6]	500	511,250	0.4
Boise Cascade LLC, FRN,
8.23%, 10/15/12	250	250,000	0.2
Cascades, Inc., (Canada), Sr Nt,
7.25%, 2/15/13	200	196,000	0.2
Constar International, Inc., FRN, Co Guar,
8.933%, 2/15/12 [6,10]	750	735,000	0.6
Constar International, Inc., Sr Sub Nt,
11.00%, 12/1/12 [6]	2,680	2,063,600	1.6
Georgia-Pacific Corp., Private Placement, Co Guar,
7.00%, 1/15/15 [2]	125	121,875	0.1
7.125%, 1/15/17 [2]	325	314,437	0.2
NewPage Corp., Sr Nt,
12.00%, 5/1/13 [6]	800	858,000	0.7
Plastipak Holdings, Inc., Private Placement, Sr Nt,
8.50%, 12/15/15 [2]	300	310,500	0.2
Portola Packaging, Inc., Sr Nt,
8.25%, 2/1/12 [10]	1,260	1,053,675	0.8
Smurfit-Stone Container Enterprises, Inc., Sr Nt,
8.00%, 3/15/17 [6,10]	1,000	982,500	0.8
Tembec Industries, Inc., (Canada), Sr Nt,
7.75%, 3/15/12 [6]	1,580	608,300	0.5
Tembec Industries, Inc., (Canada), Sr Unsec'd Nt,
8.625%, 6/30/09 [6]	320	142,800	0.1
Verso Paper Holdings LLC & Verson Paper, Inc., Private Placement,
11.375%, 8/1/16	725	763,063	0.6

		10,932,650	8.7
GAMING/LEISURE — 4.3%
Harrah’s Operating Co., Inc., Sr Nt,
5.75%, 10/1/17	250	191,250	0.1
Herbst Gaming, Inc., Nt,
7.00%, 11/15/14	500	410,000	0.3
HRP Myrtle Beach Operations LLC/HRP Myrtle Beach Capital Corp., FRN, Private Placement, Sec'd Nt,
10.12%, 4/1/12 [2]	1,000	960,000	0.8
MGM Mirage, Inc., Co Guar,
7.625%, 1/15/17 [6]	150	148,500	0.1
MGM Mirage, Inc., Sr Nt,
7.50%, 6/1/16 [6]	250	248,437	0.2
Pokagon Gaming Authority, Private Placement, Sr Nt,
10.375%, 6/15/14 [2]	1,000	1,097,500	0.9
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Nt,
9.375%, 6/15/15 [2]	1,000	1,010,000	0.8
Six Flags, Inc., Sr Nt,
9.625%, 6/1/14 [6]	1,000	826,250	0.7
True Temper Sports, Inc., Sr Nt,
8.375%, 9/15/11 [6]	990	544,500	0.4

		5,436,437	4.3
HEALTHCARE — 11.1%
Celtic Pharma Phinco B.V., Private Placement (Bermuda),
17.00%, 6/15/12 [9]	1,059	1,037,911	0.8
Community Health Systems, Inc., Private Placement,
8.875%, 7/15/15 [2]	1,000	1,027,500	0.8
HCA, Inc., Debentures,
6.30%, 10/1/12 [10]	250	224,687	0.2
6.50%, 2/15/16 [10]	500	425,000	0.3
HCA, Inc., Private Placement, Sec'd Nt,
9.125%, 11/15/14 [2]	475	501,125	0.4
9.25%, 11/15/16 [2]	1,000	1,062,500	0.9
Medical Services Co., FRN, Co Guar,
12.86%, 10/15/11 [10]	2,800	2,618,000	2.1
TeamHealth, Inc., Sr Sub Nt,
11.25%, 12/1/13 [10]	2,184	2,315,040	1.9
Tenet Healthcare Corp., Sr Nt,
9.875%, 7/1/14 [10]	2,250	2,058,750	1.6
United Surgical Partners International, Inc., Private Placement, Nt,

8.875%, 5/1/17 [6]	150	151,500	0.1
US Oncology, Inc., Co Guar,
10.75%, 8/15/14	575	593,688	0.5
Vanguard Health Holding Co. II LLC, Sr Sub Nt,
9.00%, 10/1/14 [10]	2,000	1,940,000	1.5

		13,955,701	11.1
HOUSING — 1.0%
Associated Materials, Inc., Sr Nt,
11.25%, 3/1/14 [6,7]	150	94,500	0.1
Interline Brands, Inc., Sr Sub Nt,
8.125%, 6/15/14 [6]	350	345,625	0.3
KB Home, Sr Nt,
5.875%, 1/15/15 [6]	700	595,000	0.4
Meritage Homes Corp., Sr Nt,
7.00%, 5/1/14	250	200,000	0.2

		1,235,125	1.0
INFORMATION TECHNOLOGY — 10.2%
CHR Intermediate Holding Corp., Private Placement, PIK, Sr Nt,
12.61%, 6/1/13 [2]	250	254,375	0.2
Compucom Systems, Inc., Private Placement, Sr Nt,
12.00%, 11/1/14 [2]	1,000	1,260,000	1.0
Freescale Semiconductor, Inc., FRN, Private Placement, Sr Nt,
9.569%, 12/15/14	250	235,625	0.2
Freescale Semiconductor, Inc., Private Placement, Sr Nt,
8.875%, 12/15/14 [6]	1,000	965,000	0.8
Intcomex, Inc., Sec’d Nt,
11.75%, 1/15/11 [10]	1,100	1,122,000	0.9
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (Luxembourg), FRN, Sec’d Nt,
8.605%, 12/15/11	1,000	850,000	0.7
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (Luxembourg), Sec’d Nt,
6.875%, 12/15/11 [6,10]	750	611,250	0.5
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (Luxembourg), Sr Sub Nt,
8.00%, 12/15/14 [6,10]	1,990	1,373,100	1.1
NXP BV/NXP Funding LLC (Netherlands), FRN, Sr Nt,
8.106%, 10/15/13	400	371,500	0.3
NXP BV/NXP Funding LLC (Netherlands), Sr Nt,
7.875%, 10/15/14	200	192,500	0.1
9.50%, 10/15/15 [10]	1,725	1,608,563	1.3
Sanmina-SCI Corp., FRN, Private Placement,
8.11%, 6/15/10 [2,6]	400	396,000	0.3
Sanmina-SCI Corp., FRN, Private Placement, Sr Nt,
8.11%, 6/15/14 [2,6]	300	286,500	0.2
Smart Modular Technologies (Cayman Islands), FRN, Sr Nt,
10.849%, 4/1/12	423	444,150	0.3
Spansion, Inc., FRN, Private Placement,
8.485%, 6/1/13 [2]	1,000	952,500	0.8
Unisys Corp., Sr Nt,
8.00%, 10/15/12 [10]	2,000	1,895,000	1.5

		12,818,063	10.2
MANUFACTURING — 5.6%
Baldor Electric Co., Sr Nt,
8.625%, 2/15/17	100	104,500	0.1
General Cable Corp., FRN, Private Placement,
7.735%, 4/1/15	250	242,500	0.2
Milacron Escrow Corp., Sec’d Nt,
11.50%, 5/15/11 [10]	1,750	1,645,000	1.3
Polypore, Inc., Sr Sub Nt,
8.75%, 5/15/12 [10]	2,035	1,963,775	1.6
RBS Global, Inc. & Rexnord Corp., Sr Nt,
8.875%, 9/1/16 [10]	1,150	1,155,750	0.9
RBS Global, Inc. & Rexnord Corp., Sr Sub Nt,
11.75%, 8/1/16 [6]	410	436,650	0.3
Rental Service Corp., Private Placement, Sr Nt,
9.50%, 12/1/14 [6]	200	191,000	0.2
Trimas Corp., Co Guar,
9.875%, 6/15/12 [10]	1,253	1,278,060	1.0

		7,017,235	5.6

MEDIA & TELECOM: BROADCASTING — 3.7%
Barrington Broadcasting Group LLC / Barrington Broadcasting Capital Corp., Private Placement, Sr Sub Nt,
10.50%, 8/15/14	700	721,000	0.6
Fisher Communications, Inc., Sr Nt,
8.625%, 9/15/14	500	517,500	0.4
LBI Media, Inc., Sr Disc Nt,
11.00%, 10/15/13 [7]	625	571,875	0.4
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc., Sr Disc Nt,
11.67%, 4/1/13 [7]	750	738,750	0.6
Nexstar Finance, Inc., Sr Sub Nt,
7.00%, 1/15/14 [6]	725	696,000	0.6
Radio One, Inc., Sr Sub Nt,
6.375%, 2/15/13 [6]	500	442,500	0.3
XM Satellite Radio Inc., Private Placement
10.00%, 6/1/13	1,000	1,005,000	0.8

		4,692,625	3.7
MEDIA & TELECOM: CABLE — 7.6%
Adelphia Communications Corp.,
6.00%, 2/15/06 [1,4]	125	12	0.0
Adelphia Communications Corp., Sr Nt,
8.125%, 7/15/03 [1,4]	750	120,000	0.1
9.375%, 11/15/09 [1,4]	560	95,200	0.1
Adelphia Recovery Trust, Contingent Value,
0%, 12/31/49 [1]	1,297	100,510	0.1
Block Communications, Inc., Private Placement, Sr Nt,
8.25%, 12/15/15 [2]	300	298,500	0.3
CCH I Holdings LLC, Co Guar,
11.125%, 1/15/14	450	409,500	0.3
CCH I Holdings LLC/CCH I Holdings Capital Corp., Sec’d Nt,
11.00%, 10/1/15 [10]	2,305	2,333,812	1.9
Charter Communications Holdings II LLC/Charter Communications Holdings II Cap Corp., Series B, Sr Nt,
10.25%, 9/15/10	500	520,000	0.4
DirecTV Holdings LLC/DirecTV Financing Co., Sr Nt,
8.375%, 3/15/13	750	779,062	0.6
Insight Communications Co., Inc., Nt,
12.25%, 2/15/11 [7]	500	516,250	0.4
Intelsat Bermuda Ltd. (Bermuda), FRN, Debentures,
8.886%, 1/15/15 [10]	150	151,500	0.1
Intelsat Bermuda Ltd. (Bermuda), Nt,
9.25%, 6/15/16 [6,10]	600	622,500	0.5
11.25%, 6/15/16 [10]	500	535,625	0.4
Intelsat Corp., Sr Nt,
9.00%, 8/15/14	749	771,470	0.6
Quebecor Media, Inc. (Canada), Sr Nt,
7.75%, 3/15/16 [10]	750	715,313	0.6
Videotron Ltee (Canada), Co Guar, Sr Unsec’d Nt,
6.375%, 12/15/15 [10]	500	470,000	0.4
Virgin Media Finance plc (United Kingdom), Sr Nt,
9.125%, 8/15/16	1,000	1,037,500	0.8

		9,476,754	7.6
MEDIA & TELECOM: DIVERSIFIED — 6.3%
CanWest MediaWorks LP (Canada), Private Placement, Sr Nt,
9.25%, 8/1/15 [2,6]	750	757,500	0.6
Cenveo Corp., Sr Sub Nt,
7.875%, 12/1/13	325	295,750	0.2
Idearc, Inc., Sr Nt,
8.00%, 11/15/16	1,350	1,346,625	1.0
Lamar Media Corp., Sr Sub Nt,
6.625%, 8/15/15	750	723,750	0.6
Phoenix Color Corp., Sr Sub Nt,
13.00%, 2/1/09 [10]	2,030	2,019,850	1.6
Quebecor World Capital Corp. (Canada), Sr Nt,
6.125%, 11/15/13 [10]	850	731,000	0.6
Quebecor World Capital Corp. (Canada), Private Placement, Sr Nt,
8.75%, 3/15/16 [2,10]	250	226,875	0.2
Quebecor World, Inc. (Canada), Private Placement, Sr Nt,
9.75%, 1/15/15 [2,10]	500	478,750	0.4
RH Donnelley Corp., Sr Disc Nt,
6.875%, 1/15/13	250	236,250	0.2
RH Donnelley Corp., Sr Nt,
8.875%, 1/15/16 [6]	250	254,688	0.2

Valassis Communications, Inc., Private Placement,
8.25%, 3/1/15 [6]	1,000	870,000	0.7

		7,941,038	6.3
MEDIA & TELECOM: FIXED COMMUNICATION — 3.8%
Level 3 Financing, Inc., Co. Guar,
9.25%, 11/1/14 [10]	1,500	1,477,500	1.2
Level 3 Financing, Inc., FRN, Private Placement,
9.15%, 2/15/15	250	238,125	0.2
McLeod USA, Inc., Private Placement, Sec’d Nt,
10.50%, 10/1/11 [2]	433	450,320	0.3
PAETEC Holding Corp., Private Placement,
9.5%, 7/15/13 [2]	400	400,000	0.3
Qwest Corp., Sr Nt,
7.625%, 6/15/15 [10]	1,650	1,728,375	1.4
Time Warner Telecom Holdings, Inc., Sr Nt,
9.25%, 2/15/14 [10]	500	518,750	0.4

		4,813,070	3.8
MEDIA & TELECOM: WIRELESS COMMUNICATION — 2.8%
Cricket Communications, Inc., Private Placement, Sr Nt,
9.375%, 11/1/14 [2]	500	507,500	0.4
Cricket Communications, Inc., Sr Nt,
9.375%, 11/1/14	300	304,500	0.2
iPCS, Inc., FRN, Private Placement, Sr Nt,
7.48%, 5/1/13 [2]	440	426,800	0.4
MetroPCS Wireless, Inc., Private Placement, Sr Nt,
9.25%, 11/1/14 [2]	2,250	2,295,000	1.8

		3,533,800	2.8
METALS & MINERALS — 1.1%
Aleris International, Inc., Private Placement, PIK, Sr Nt,
9.00%, 12/15/14 [6]	500	462,500	0.4
Wolverine Tube, Inc., Sr Nt,
10.50%, 4/1/09 [6]	945	902,475	0.7

		1,364,975	1.1
RETAIL — 2.2%
Brown Shoe Co., Inc., Sr Unsec’d Nt,
8.75%, 5/1/12 [10]	750	772,500	0.6
Dollar General Corp., Private Placement, Sr Nt,
10.625%, 7/15/15 [2,6]	750	705,000	0.6
General Nutrition Centers, Inc., Private Placement, PIK,
10.009%, 3/15/14 [2,6]	340	326,400	0.3
Linens ‘N Things, Inc., FRN, Sec’d Nt,
10.985%, 1/15/14 [6]	1,335	916,144	0.7

		2,720,044	2.2
SERVICES — 4.6%
Allied Waste North America, Inc., Sr Nt,
6.875%, 6/1/17	250	251,250	0.2
Knowledge Learning Corp., Inc., Private Placement, Sr Sub Nt,
7.75%, 2/1/15 [2]	2,100	2,037,000	1.6
Mac-Gray Corp., Sr Nt,
7.625%, 8/15/15	650	650,000	0.5
Service Corp. International,
7.00%, 6/15/17	750	736,875	0.6
Service Corp. International, Private Placement,
6.75%, 4/1/15	250	248,125	0.2
Stewart Enterprises, Inc., Sr Nt,
6.25%, 2/15/13 [10]	1,084	1,054,190	0.9
United Rentals North America, Inc., Co Guar,
6.50%, 2/15/12	750	759,375	0.6

		5,736,815	4.6
TRANSPORTATION — 13.4%
American Tire Distributors, Inc., Nt,
10.75%, 4/1/13 [6]	750	738,750	0.6
Delphi Corp.
7.125% 5/1/29 [1,4,6]	725	667,000	0.5
Ford Motor Co., Nt,
7.45%, 7/15/31 [6,10]	2,250	1,766,250	1.4

9.98%, 2/15/47 [6,10]	750		667,500	0.5
Ford Motor Credit Co., FRN, Nt,
8.11%, 1/13/12	300		283,473	0.2
Ford Motor Credit Co., Nt,
8.00%, 12/15/16 [10]	1,400		1,309,707	1.1
8.625%, 11/1/10 [10]	1,330		1,318,514	1.1
General Motors Corp., Debentures,
8.10%, 6/15/24 [10]	2,075		1,794,875	1.4
8.375%, 7/15/33 [6]	2,000		1,752,500	1.4
IdleAire Technologies Corp., Private Placement, Sr Disc Nt,
13.41%, 12/15/12 [7]	1,415	[a]	778,250	0.6
J.B. Poindexter & Co., Inc., Co Guar,
8.75%, 3/15/14 [10]	2,584		2,325,600	1.9
Lear Corp., Sr Nt,
8.75%, 12/1/16	960		902,400	0.7
Quality Distribution LLC/QD Capital Corp., Co Guar,
9.00%, 11/15/10 [10]	1,250		1,190,625	1.0
Quality Distribution LLC/QD Capital Corp., FRN, Co Guar,
9.86%, 1/15/12 [10]	850		854,250	0.7
Ultrapetrol Bahamas Ltd. (Bahamas), 1st Mtg,
9.00%, 11/24/14	450		430,313	0.3

			16,780,007	13.4
UTILITIES — 6.2%
Calpine Corp., Private Placement,
8.50%, 7/15/10 [1,2,4]	1,000		1,080,000	0.9
Calpine Corp., Private Placement, Sec’d Nt,
9.875%, 12/1/11 [1,2,4,6]	250		266,250	0.2
Calpine Corp., Private Placement, Sr Sec’d Nt,
8.75%, 7/15/13 [1,2,4]	1,100		1,199,000	1.0
Calpine Generating Co. LLC, FRN, Sec’d Nt,
14.37%, 4/1/11 [1,4]	1,000		293,150	0.2
Dynegy Holdings, Inc., Sr Unsec’d Nt,
7.125%, 5/15/18	500		456,250	0.3
Mirant Americas Generation LLC, Sr Nt,
8.30%, 5/1/11 [10]	1,250		1,262,500	1.0
8.50%, 10/1/21	1,000		952,500	0.8
Northwest Pipeline Corp., Sr Nt,
7.00%, 6/15/16	500		519,375	0.4
Reliant Energy, Inc.,
7.625%, 6/15/14	750		755,625	0.6
Reliant Energy, Inc., Sec’d Nt,
6.75%, 12/15/14 [10]	1,000		1,010,000	0.8

			7,794,650	6.2

Total Corporate Debt Securities
(Cost $162,190,149)			156,733,620	125.0

LOAN PARTICIPATIONS & ASSIGNMENTS — 15.1%

CHEMICALS — 0.8%
Millenium Chemicals, Inc., 1st Lien Term Loan,
7.45%, 1/26/13	500		482,500	0.4
Millenium Chemicals, Inc., 2nd Lien Term Loan,
10.95%, 1/26/13	500		476,250	0.4

			958,750	0.8
FINANCE — 2.6%
Clarke American Term Loan,
7.70%, 5/1/14	499		463,750	0.4
Realogy Corp., Bank Loan,
8.32%, 9/1/14	424		397,727	0.3
8.36%, 9/1/14	1,576		1,477,273	1.2
Swett & Crawford, 1st Lien Bank Debt,
7.607%, 4/16/14	995		946,494	0.7

			3,285,244	2.6
FOOD & TOBACCO — 0.4%
OSI Restaurant Partners, Inc., Term Loan,
5.52%, 6/14/14	5		5,138	0.0
7.44%, 10/31/07	495		473,197	0.4

			478,335	0.4
GAMING/LEISURE — 1.8%
True Temper Sports, 1st Lien,
8.62%, 3/27/11	883		865,674	0.7
8.73%, 3/27/11	117		114,326	0.1

Venetian Macau, Term Loan B,
7.45%, 4/6/13	1,333		1,300,000	1.0

			2,280,000	1.8
HEALTHCARE — 1.6%
Biomet, 1st Lien Term Loan
8.202%, 3/15/15	1,000		987,810	0.8
CareStream, 2nd Lien Bank Loan,
10.61%, 4/30/13	500		480,000	0.4
HCA, Inc., Term Loan B,
7.44%, 11/14/13	496		485,591	0.4

			1,953,401	1.6
HOUSING — 0.6%
Jacuzzi Brands, Inc., 2nd Lien,
11.13%, 8/7/14	667		521,667	0.4
11.20%, 8/20/14	167		130,417	0.1
11.375%, 8/7/14	167		130,417	0.1

			782,501	0.6
INFORMATION TECHNOLOGY — 2.6%
Isola Group S.A.R.L, 1st Lien Term Loan,
9.95%, 12/18/12	496		466,475	0.4
Isola Group S.A.R.L, 2nd Lien Term Loan,
13.30%, 12/18/13	250		240,000	0.2
Sirius Computer Solutions, 2nd Lien Bank Loan,
11.36%, 5/30/13	1,000		977,500	0.8
Sirius Satellite Term Loan B
7.625%, 12/01/12	500		487,500	0.4
Stratus Technologies, Inc., 2nd Lien Term Loan,
14.95%, 3/28/12	1,000		850,000	0.6
TTM Technologies, Inc., Term Loan,
7.38%, 10/31/12	128		124,950	0.1
7.61%, 10/31/12	145		142,100	0.1

			3,288,525	2.6
MEDIA & TELECOM: DIVERSIFIED — 1.5%
Univision, 1st Lien Term Loan,
7.605%, 10/31/07	940		887,919	0.7
Univision, 2nd Lien Term Loan,
7.63%, 3/1/09	1,000		990,000	0.8

			1,877,919	1.5
RETAIL — 0.8%
Dollar General Corp., Term Loan
7.95%, 7/3/14	250		227,918	0.2
8.108%, 7/3/14	750		710,625	0.6

			938,543	0.8
TRANSPORTATION — 2.4%
Eagle-Picher Industries, Inc., 1st Lien,
9.63%, 12/20/10	342		338,766	0.3
Eagle-Picher Industries, Inc., 2nd Lien,
14.11%, 6/20/11	750		742,500	0.6
Ford Motor Co., Term Loan B,
8.70%, 12/15/13	1,995		1,933,015	1.5

			3,014,281	2.4

Total Loan Participations & Assignments
(Cost $19,816,483)			18,857,499	15.1

ASSET-BACKED SECURITIES — 0.3%
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE3, Class M12, FRN, 7.13%, 9/25/35 [2,9]	500		75,000	0.1
Countrywide Asset-Backed Certificates,
Series 2004-13, Class MV8, FRN, 6.83%, 1/25/35 [9]	250		192,229	0.1
Long Beach Mortgage Loan Trust,
Series 2004-5, Class M6, FRN, 7.63%, 9/25/34	250		150,000	0.1

Total Asset-Backed Securities
(Cost $870,807)			417,229	0.3

Total Fixed Income Investments
(Cost $182,877,439)			176,008,348	140.4

	Shares (000)
PREFERRED STOCKS — 0.2%
Glasstech, Inc., Series C, Pfd [3,9]	—	[11]	—	0.0
Spanish Broadcasting System, Series B, Pfd, PIK,
10.75%, 10/15/13	3		318,940	0.2

Total Preferred Stocks
(Cost $296,000)			318,940	0.2

COMMON STOCKS — 7.1%
AboveNet, Inc. [1]	2		150,811	0.1
Adelphia Recovery Trust [1,3]	157		2	0.0
Avado Brands, Inc. [1,3,9]	9		—	0.0
Bally Total Fitness Holding Corp. [1,9]	2		778	0.0
Bally Total Fitness Holding Corp. [1,3,6,8]	4		867	0.0
Delta Air Lines, Inc.[1]	46		826,651	0.7
Glasstech, Inc., Class C 1,3,9	—	[11]	—	0.0
Lexington Coal Co. [1]	25		31,639	0.0
Mattress Discounters Corp. [1,3,9]	8		27,736	0.0
Mirant Corp. [1]	1		37,995	0.0
Oglebay Norton Co. [1,8]	202		6,902,586	5.5
Time Warner Cable, Inc., Class A [1]	22		719,107	0.6
Westpoint Stevens, Inc. [1,3,9]	14		149,909	0.2
XO Holdings, Inc. [1]	1		1,754	0.0

Total Common Stocks
(Cost $7,500,577)			8,849,835	7.1

RIGHTS — 0.0% [12]
Westpoint Stevens, Inc. [1,3,9]
Expiring 4/25/14
(Cost $184,476)	13		22,049	0.0

WARRANTS — 0.1%
Abovenet, Inc., 9/8/08 [1,9] (Strike Price $20.00)	1		39,652	0.0
Abovenet, Inc., 9/8/10 [1,9] (Strike Price $24.00)	1		43,510	0.1
IdleAire Technologies Corp. 12/15/15 [1] (Strike Price $1.00)	1,415	[a]	1,415	0.0
XO Holdings, Inc., Series A, 1/16/10[1] (Strike Price $6.25)	1		512	0.0
XO Holdings, Inc., Series B, 1/16/10[1] (Strike Price $7.50)	1		233	0.0
XO Holdings, Inc., Series C, 1/16/10[1] (Strike Price $10.00)	1		116	0.0

Total Warrants
(Cost $417,200)			85,438	0.1

Total Equity Investments
(Cost $8,398,253)			9,276,262	7.4

SHORT TERM INVESTMENT — 1.6%
Federated Prime Obligations Fund
(Cost $2,017,048)	2,017		2,017,048	1.6

	Par (000)
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 22.2%
Banc of America Securities LLC - Repurchase agreement, 5.10%, dated 9/28/07, matures 10/1/07, repurchase price $27,864,367, collateralized by U.S. Government Agency Mortgages
(Cost $27,852,530)	27,853		27,852,530	22.2

TOTAL INVESTMENTS
(Cost $221,145,270)			215,154,188	171.6
Payable Upon Return of Securities Loaned			(27,852,530)	(22.2)
Payable to Advisor			(729,683)	(0.6)
Payable to Administrator			(4,016)	(0.0)
Custody Fees Payable			(8,779)	(0.0)
Unrealized Appreciation on Unfunded Commitments			18,125	0.0
Unrealized Appreciation on Swap Agreements			82,098	0.1
Unrealized Depreciation on Swap Agreements			(209,057)	(0.2)
Other Assets in Excess of Other Liabilities			4,907,328	3.9
Less: Outstanding Preferred Stock
(2,640 shares at $25,000 per share) at liquidation value.			(66,000,000)	(52.6)

Net Assets Applicable to Common Stockholders			$125,357,674

Net Asset Value Per Common Share
($125,357,674/12,942,215)			$9.69

*	Applicable to common stockholders.

1	Non-income producing security.
2	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $33,157,108 and 26.5% of net assets applicable to common stockholders.
3	Fair valued security. These securities amounted to $200,562 and 0.2% of net assets applicable to common stockholders.
4	Security in default.
6	All or a portion of the security is on loan. Securities on loan have a fair market value of $26,142,818.
7	Step-up bond. Interest rate is effective rate.
8	Restricted security. These securities amounted to $8,476,703 and 6.8% of net assets applicable to common stockholders.
9	Security deemed to be illiquid. These securities amounted to $3,875,590 and 3.1% of net assets applicable to common stockholders.
10	All or a portion of the security is reserved for current or potential holdings of swaps, TBAs, when-issued securities and delayed delivery securities.
11	Amount rounds to less than 1,000 shares.
12	Amount rounds to less than 0.1%.
a	Amount shown is whole number of units.
Cert	Certificate
Co	Company
Disc	Discount
FRN	Floating Rate Note. Interest rate shown is rate in effect as of September 30, 2007.
Guar	Guaranteed
Nt	Note
Pfd	Preferred
PIK	Payment in kind.
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured

INTEREST RATE SWAPS — The Fund entered into interest payment swap arrangements with Citibank, N. A. New York (Citibank) for the purpose of partially hedging its dividend payment obligations with respect to the Series W Auction Rate Cumulative Preferred Stock (“ARPS”). Pursuant to each of the swap arrangements, the Fund makes payments to Citibank on a monthly basis at fixed annual rates. In exchange for such payments Citibank makes payments to the Fund on a monthly basis at a variable rate determined with reference to the three month London Interbank Offered Rate (LIBOR). The variable rates ranged from 5.20% to 5.73% for the quarter ended September 30, 2007. The effective date, notional contract amount, maturity, fixed and floating annual rates and unrealized appreciation/depreciation of the swaps are as follows:

Effective Date	Notional Contract Amount	Maturity	Fixed Annual Rate	Floating Annual Rate *	Unrealized Appreciation/ (Depreciation)
10/1/2004	$10 million	10/1/2007	3.30%	5.23%	$18,142
6/1/2005	$5 million	6/2/2008	4.10	5.23	29,075
6/1/2005	$5 million	6/1/2009	4.15	5.23	34,881
12/1/2005	$5 million	12/1/2009	4.74	5.23	(20,875)
8/14/2006	$5 million	12/1/2008	5.26	5.23	(36,382)
8/14/2006	$5 million	6/1/2010	5.26	5.23	(89,694)
12/1/2006	$5 million	12/1/2010	5.01	5.23	(62,106)

*	Represents rate in effect at September 30, 2007.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

By:	/s/ Gary J. Madich
Gary J. Madich
President and Principal Executive Officer
November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gary J. Madich
Gary J. Madich
President and Principal Executive Officer
November 29, 2007

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
Treasurer
November 29, 2007